Leases - Lease Terms and Discount Rates (Details)	Dec. 31, 2019
Weighted average of the remaining lease term
Operating leases	10 years 3 months 18 days
Finance leases	30 years 2 months 19 days
Weighted average discount rate
Operating leases	4.65%
Finance leases	4.47%